united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 6/30

Date of reporting period: 6/30/15

Item 1. Reports to Stockholders.

CANE ALTERNATIVE STRATEGIES FUND

Annual Report
June 30, 2015

Investor Information: 1-855-382-6455

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Cane Alternative Strategies Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Cane Alternative Strategies Fund
Annual Letter to Shareholders (Unaudited)
June 30, 2015

Cane Alternative Strategies Fund (the “Fund”) seeks capital appreciation through making long and short investments in fixed income, currency, equity and commodity markets primarily in a portfolio of equities and futures contracts and futures-related instruments, swaps and options. The Fund’s adviser, Cane Capital Management, LLC (the “Adviser”), utilizes a proprietary quantitative model, deriving inputs from financial data, to identify securities exhibiting particular traits that indicate the potential for outperformance. The Adviser is not limited by industry or sector, but does limit its selection to the top 1,000 U.S. companies as defined by market capitalization.

The Adviser’s process uses a combination of economic analysis and quantitative market dynamics to determine investment strategies, which are implemented through (i) long positions in equities or (ii) taking long or short positions in the other types of securities described above. The Adviser’s risk management approach uses statistical processes in order to truncate downside risk. The Adviser executes a portion of the Fund’s strategy by investing up to 25% of its total assets in a wholly-owned and controlled subsidiary (the “Subsidiary”). The Subsidiary invests the majority of its assets in commodities and other futures contracts. The Subsidiary is subject to the same investment restrictions as the Fund, when viewed on a consolidated basis. The Adviser anticipates allocating approximately 25% of Fund assets to the Subsidiary. However, as market conditions change, ranges may change.

The Fund’s portfolio will generally hold combination of foreign (including emerging markets) and domestic equities (of any market capitalization), fixed income (of any maturity, duration or credit quality), currency and commodities. The Investment Manager monitors risk at the position, sector and portfolio levels. At the onset of each trade, a specific amount of risk is allocated to the trade. Throughout the life of the position, the Adviser monitors risk and adjusts position sizes if it deems necessary. The Adviser looks for non-correlation among the models and asset classes in which it trades.

Cane Alternative Strategies Fund, CDMIX, completed its conversion to a ’40 Act fund on August 29, 2014. From June 30, 2014 thru December 31, 2014 the fund returned 14.63%. For the period of June 30, 2014, through June 30, 2015, FYE, the Fund (including the performance of its predecessor entity) posted gains of 13.11%. The gains in the portfolio were attributable to the investments in the Subsidiary, CAS Fund, Ltd. CAS Fund, Ltd allocated its capital to the Gemini Cane Offshore Fund. The fund posted gains in commodities, stocks, currencies and fixed income sectors over the June 30, 3014, thru June 30, 2015 period.

Important Information:

The Cane Alternative Strategies Fund acquired all of the assets and liabilities of Cane Global Master Fund, LP (the “Predecessor Fund”), as well as adopted its financial and performance history, in a tax-free reorganization on August 29, 2014. In connection with this acquisition, shares of the Predecessor Fund were exchanged for Class I shares of the Fund. Class I performance prior to the reorganization date reflect that of the Predecessor Fund.

An investment in the Fund involves risk, including possible loss of principal. Commodities markets may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions. Derivatives are subject to credit risk (the counterparty may default) and liquidity risk (the Fund may not be able to sell the security or otherwise exit the contract in a timely manner). Foreign investments may be subject to the same risks as domestic investments and to additional risks which include international trade, currency fluctuation, and political, regulatory and diplomatic risks, which may affect their value. Foreign investments may also suffer from a lack of timely or reliable financial information. Emerging markets investments are more volatile and subject to additional risks due to greater political and economic uncertainties and tend to be less liquid. Futures contract positions may not provide an effective hedge because changes in futures contract prices may not track those of the assets they are intended to hedge. Leverage can magnify the Fund’s potential for gain or loss. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the ability to accurately anticipate the future value of a security or instrument. The Fund’s losses are potentially unlimited in a short position transaction. The price of small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than larger, more established companies or the market averages in general.

Cane Alternative Strategies Fund
Portfolio Review (Unaudited)
June 30, 2015

Composition of the Change in Value of a $10,000 Investment (since inception through June 30, 2015)

The Fund’s performance figures* for the periods ending June 30, 2015, compared to its benchmark:

	One	Three	Five	Since	Since
	Year	Years	Years	Inception*	Inception**
Cane Alternative Strategies Fund
Class A	—	—	—	11.90%	—
Class A with Load	—	—	—	5.47%	—
Class C	—	—	—	11.10%	—
Class I ***	13.11%	9.88%	7.96%	12.10%	4.62%
S&P 500 Total Return Index ****	7.42%	17.31%	17.34%	4.74%	6.47%

*	Class A, Class C, and Class I commenced operations on August 29, 2014.

**	Class I (including historical performance of the Predecessor Fund) commenced operations on November1, 2007.

***	The Fund is the successor to the Cane Global Master Fund, LP (the “Predecessor Fund”), which transferred its assets to the Fund in connection with the Fund’s commencement of operations. The Predecessor Fund was managed by Cane Capital Management, LLC, and has substantially similar investment objectives and strategies to those of the Fund. Class I performance includes the performance of the Predecessor Fund prior to the commencement of the Fund’s operations as a series of the Trust on August 29, 2014. The Predecessor Fund was not registered as a mutual fund under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”).

****	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

The performance data quoted is historical. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s investment adviser has contractually agreed to waive its fees and make payments to limit expenses of the Fund, until October 31, 2016, to ensure that the net annual fund operating expenses will not exceed 2.50%, 3.25% and 2.25%, respectively for Class A, Class C and Class I, subject to possible recoupment from the Fund in future years. The Fund’s total gross annual operating expenses, per its prospectus dated August 29, 2014, including underlying funds fees and expenses, but before any waivers, are 3.06%, 3.81%, and 2.81% for Class A, Class C and Class I, respectively. Class A shares are subject to a maximum sales charge imposed on purchases of 5.75%. All shares are subject to a 1.00% fee if redeemed in less than 30 days of purchase. The above performance figures do not reflect the deduction of taxes that a shareholder would have to pay on fund distributions or the redemption of the fund shares. For performance information current to the most recent month-end, please call 1-855-382-6455.

Cane Alternative Strategies Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
June 30, 2015

Shares		Value

	COMMON STOCK - 14.05%
	AEROSPACE/DEFENSE - 0.30%
157	Northrop Grumman Corp.	$24,905

	AUTO PARTS & EQUIPMENT - 0.30%
229	Visteon Corp. *	24,040

	BANKS - 0.30%
530	CIT Group, Inc.	24,640

	CHEMICALS - 1.45%
194	Ashland, Inc.	23,649
400	CF Industries Holdings, Inc.	25,712
234	LyondellBasell Industries NV	24,224
208	Monsanto Co.	22,171
538	Mosaic Co.	25,205
		120,961
	COMMERCIAL SERVICES - 0.58%
638	ADT Corp.	21,418
25	Graham Holdings Co.	26,876
		48,294
	COMPUTERS - 0.80%
142	International Business Machines Corp.	23,098
694	NetApp, Inc.	21,903
432	Seagate Technology PLC	20,520
		65,521
	COSMETICS/PERSONAL CARE - 0.40%
1,038	Coty, Inc. - Cl. A	33,185

	ELECTRIC - 0.26%
1,182	Calpine Corp. *	21,264

	ELECTRONICS - 0.56%
1,162	Corning, Inc.	22,926
624	Tyco International PLC	24,012
		46,938
	ENERGY-ALTERNATE SOURCES - 0.27%
969	Cheniere Energy Partners LP Holdings LLC	22,694

	HEALTHCARE-SERVICES - 0.30%
154	Anthem, Inc.	25,278

	HOME BUILDERS - 0.31%
19	NVR, Inc. *	25,460

See accompanying consolidated notes to financial statements.

Cane Alternative Strategies Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
June 30, 2015 (Continued)

Shares		Value

	INSURANCE - 1.97%
366	Allstate Corp.	$23,742
888	Assured Guaranty LTD	21,303
446	Axis Capital Holdings	23,803
183	Partnerre LTD	23,515
234	RenaissanceRe Holdings LTD	23,753
241	Travelers Cos, Inc.	23,295
663	XL Group PLC	24,664
		164,075
	INTERNET - 0.28%
383	VeriSign, Inc. *	23,639

	MACHINERY-CONSTRUCTION & MINING - 0.23%
457	Oshkosh Corp.	19,368

	MACHINERY-DIVERSIFIED - 0.32%
270	Deere & Co.	26,203

	MEDIA - 1.16%
411	CBS Corp.	22,810
6,345	Sirius XM Holdings, Inc. *	23,667
294	Time Warner, Inc.	25,698
380	Viacom, Inc.	24,563
		96,738
	MISCELLANEOUS MANUFACTURING - 0.57%
255	Illinois Tool Works, Inc.	23,406
359	Ingersoll-Rand PLC	24,204
		47,610
	OIL & GAS - 0.57%
349	Hess Corp.	23,341
303	Phillips 66	24,410
		47,751
	OIL & GAS SERVICES - 0.30%
464	Cameron International Corp. *	24,300

	PHARMACEUTICALS - 0.30%
285	Express Scripts Holding Co. *	25,348

	REAL ESTATE INVESTMENT TRUSTS - 0.80%
1,193	American Capital Agency Corp.	21,915
1,301	NorthStar Realty Finance Corp.	20,686
762	Weyerhaeuser Co.	24,003
		66,604

See accompanying consolidated notes to financial statements.

Cane Alternative Strategies Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
June 30, 2015 (Continued)

Shares					Value

	RETAIL - 0.55%
352	Bed Bath & Beyond, Inc. *				$24,281
611	Urban Outfitters, Inc. *				21,385
					45,666
	SOFTWARE - 0.60%
991	Activision Blizzard, Inc.				23,992
371	Citrix Systems, Inc. *				26,029
					50,021
	TELECOMMUNICATIONS - 0.28%
900	Juniper Networks, Inc.				23,373

	TRANSPORTATION - 0.29%
142	FedEx Corp.				24,197

	TOTAL COMMON STOCK (Cost - $1,200,845)				1,168,073

Principal		Interest Rate		Maturity Date
	U.S. GOVERNMENT & AGENCY - 24.01%
	U.S. TREASURY OBLIGATIONS - 24.01%
2,000,000	United States Treasury Note (Cost - $1,997,661)	0.50%		4/30/2017	1,996,876

	SHORT-TERM INVESTMENTS - 65.26%
	U.S. TREASURY BILL - 14.41%
1,200,000	United States Treasury Bill	0.20	% **	4/28/2016	1,197,980

Shares
	MONEY MARKET FUND - 50.85%
1,855,837	Fidelity Government Institutional MM Fund + ^ #	0.10%			1,855,837
2,372,669	Fidelity Government Institutional Prime MM Fund + ^	0.07%			2,372,669
					4,228,506

	TOTAL SHORT-TERM INVESTMENTS (Cost - $5,426,486)				5,426,486

	TOTAL INVESTMENTS - 103.32% (Cost - $8,624,992) (a)				$8,591,435
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.32)%				(276,027)
	TOTAL NET ASSETS - 100.00%				$8,315,408

^	All of part of this investment is a holding of CAS Fund Limited.

+	Money market fund; interest rate reflects the seven-day effective yield on June 30, 2015.

*	Non-income producing security.

**	Discount rate at time of purchase

#	All or a portion of the security is segregated as collateral for swaps as of June 30, 2015.

LLC - Limited Liability Company.

LTD - Limited Company

PLC - Public Limited Company.

See accompanying consolidated notes to financial statements.

Cane Alternative Strategies Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
June 30, 2015 (Continued)

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $8,624,542 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$20,402
Unrealized depreciation:	(53,509)
Net unrealized depreciation:	$(33,107)

Portfolio Composition as of June 30, 2015 (Unaudited)
Common Stock	14.05%
Financial	3.06%
Industrial	2.28%
Communications	1.73%
Consumer, Non-cyclical	1.60%
Basic Materials	1.45%
Technology	1.39%
Consumer, Cyclical	1.14%
Energy	1.14%
Utilities	0.26%
Short-Term Investments	65.26%
U.S. Government & Agency	24.01%
Liabilities In Excess of Other Assets	(3.32)%
Net Assets	100.00%

See accompanying consolidated notes to financial statements.

Cane Alternative Strategies Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
June 30, 2015

Assets:
Investments in Securities at Value (Identified cost $8,624,992)	$8,591,435
Dividend and Interest Receivable	2,889
Due from swap Counterparty	25,000
Prepaid Expenses and Other Assets	6,116
Total Assets	8,625,440

Liabilities:
Payable for Swaps	272,926
Accrued Advisory Fees	3,769
Distribution (12b-1) Fees payable	240
Accrued Expenses and Other Liabilities	33,097
Total Liabilities	310,032

Net Assets	$8,315,408

Class A Shares
Net Assets (Unlimited shares of no par value beneficial interest
authorized; 96,590 shares of beneficial interest outstanding)	$1,080,750
Net Asset Value and Redemption Price Per Share (a)
($1,080,750/96,590 shares of beneficial interest outstanding)	$11.19
Offering Price Per Share
($11.19/0.9425)	$11.87

Class C Shares
Net Assets (Unlimited shares of no par value beneficial interest
authorized; 10 shares of beneficial interest outstanding)	$111
Net Asset Value, Offering and Redemption Price Per Share (a,b)
($111/10 shares of beneficial interest outstanding)	$11.11

Class I Shares:
Net Assets (Unlimited shares of no par value interest authorized;
645,433 shares of beneficial interest outstanding)	$7,234,547
Net Asset Value, Offering and Redemption Price Per Share (a)
($7,234,547/645,433 shares of beneficial interest outstanding)	$11.21

Composition of Net Assets:
At June 30, 2015, Net Assets consisted of:
Paid-in-Capital	$7,903,931
Accumulated Net Investment Loss	(110,619)
Accumulated net realized gain from swaps	555,653
Net unrealized depreciation on investments	(33,557)
Net Assets	$8,315,408

(a)	The Fund charges a fee of 1% on redemptions of shares held for less then 30 days.

(b)	NAV may not recalculate due to rounding.

See accompanying consolidated notes to financial statements.

Cane Alternative Strategies Fund
CONSOLIDATED STATEMENT OF OPERATIONS
For the Period Ended June 30, 2015 *

Investment Income:
Dividend Income (Less $199 Foreign Tax)	$3,666
Interest Income	5,021
Total Investment Income	8,687

Expenses:
Investment Advisory Fees	103,206
Legal Fees	33,279
Transfer Agent Fees	29,618
Administration Fees	25,496
Audit Fees	20,547
Fund Accounting Fees	19,200
Chief Compliance Officer Fees	16,325
Registration & Filing Fees	9,555
Trustees’ Fees	9,358
Printing Expense	9,286
Custody Fees	7,143
Miscellaneous Expenses	1,509
Distribution (12b-1) fees - Class A	1,043
Insurance Expense	31
Total Expenses	285,596
Less: Fee Waived by Adviser and Expenses Reimbursed	(157,845)
Less: Administration and Transfer Agent fees voluntarily waived	(8,666)
Net Expenses	119,085
Net Investment Loss	(110,398)

Net Realized and Unrealized Gain (Loss) on Investments and Swaps:
Net Realized Gain on Swaps	555,432
Net Change in Unrealized Depreciation on Investments	(33,557)
Net Realized and Unrealized Gain on Investments and Swaps	521,875

Net Increase in Net Assets Resulting From Operations	$411,477

*	The Fund commenced operations August 29, 2014.

See accompanying consolidated notes to financial statements.

Cane Alternative Strategies Fund
CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
June 30, 2015 *
Operations:
Net Investment loss	$(110,398)
Net realized gain from swaps	555,432
Net change in unrealized depreciation on investments	(33,557)
Net Increase in Net Assets Resulting From Operations	411,477

Capital Share Transactions:
Class A
Proceeds from Shares Issued (96,590 shares)	1,112,180
Total Class A	1,112,180

Class C
Proceeds from Shares Issued (10 shares)	100
Total Class C	100

Class I
Proceeds from Shares Issued (1,110,640 shares)	11,721,660
Cost of Shares Redeemed (465,207 shares)	(4,930,009)
Total Class I	6,791,651

Total Capital Share Transactions	7,903,931

Total Increase in Net Assets	8,315,408

Net Assets:
Beginning of Period	—
End of Period +	$8,315,408

+ Includes accumulated net investment loss of:	$(110,619)

*	The Fund commenced operations August 29, 2014.

See accompanying consolidated notes to financial statements.

Cane Alternative Strategies Fund - Class A
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per share data and ratios for a share of beneficial interest throughout the period presented.

For the
Period Ended
June 30, 2015 (1)

Net Asset Value, Beginning of Period	$10.00
Increase From Operations:
Net investment loss (2)	(0.22)
Net gain from investments (both realized and unrealized)	1.41
Total from operations	1.19

Net Asset Value, End of Period	$11.19

Total Return (3,6)	11.90%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$1,081

Ratio of gross expenses to average net assets (4,5)	5.64%
Ratio of net expenses to average net assets (5)	2.50%
Ratio of net investment loss to average net assets (5)	(2.32)%
Portfolio turnover rate (6)	0%

(1)	Class A commenced operations August 29, 2014.

(2)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized

(6)	Not annualized.

See accompanying consolidated notes to financial statements.

Cane Alternative Strategies Fund - Class C
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per share data and ratios for a share of beneficial interest throughout the period presented.

For the
Period Ended
June 30, 2015 (1)

Net Asset Value, Beginning of Period	$10.00
Increase From Operations:
Net investment loss (2)	(0.30)
Net gain from investments (both realized and unrealized)	1.41
Total from operations	1.11

Net Asset Value, End of Period	$11.11

Total Return (3,6)	11.10%

Ratios/Supplemental Data
Net assets, end of period	$111

Ratio of gross expenses to average net assets (4,5)	6.39%
Ratio of net expenses to average net assets (5)	3.25%
Ratio of net investment loss to average net assets (5)	(3.07)%
Portfolio turnover rate (6)	0%

(1)	Class C commenced operations August 29, 2014.

(2)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized

(6)	Not annualized.

See accompanying consolidated notes to financial statements.

Cane Alternative Strategies Fund - Class I
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per share data and ratios for a share of beneficial interest throughout the period presented.

For the
Period Ended
June 30, 2015 (1)

Net Asset Value, Beginning of Period	$10.00
Increase From Operations:
Net investment loss (2)	(0.19)
Net gain from investments (both realized and unrealized)	1.40
Total from operations	1.21

Net Asset Value, End of Period	$11.21

Total Return (3,6)	12.10%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$7,235

Ratio of gross expenses to average net assets (4,5)	5.39%
Ratio of net expenses to average net assets (5)	2.25%
Ratio of net investment loss to average net assets (5)	(2.07)%
Portfolio turnover rate (6)	0%

(1)	Class I commenced operations August 29, 2014.

(2)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized

(6)	Not annualized.

See accompanying consolidated notes to financial statements.

Cane Alternative Strategies Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
June 30, 2015

1.	ORGANIZATION

Cane Alternative Strategies Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized on December 5, 2011 and registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. The investment objective of the Fund is to seek capital appreciation. The Fund commenced operations on August 29, 2014.

The Fund is the successor to the Cane Global Master Fund, LP (the “Predecessor Fund”), which transferred its assets to the Fund in connection with the Fund’s commencement of operations. The Predecessor Fund was managed by Cane Capital Management, LLC (the “Adviser”), and has substantially similar investment objectives and strategies to those of the Fund. The Predecessor Fund was not registered as a mutual fund under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”).

The Fund currently offers Class A, Class C, and Class I shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Class C and Class I shares are offered at net asset value. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. In the absence of a sale on the primary exchange, a security shall be valued at the mean between the current bid and ask prices on the day of valuation. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”). Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Swap transactions are valued through an independent pricing service or at fair value based on daily price reporting from the swap counterparty based on the proprietary index. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) Adviser. The team may also enlist third party consultants such as an audit firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a

Cane Alternative Strategies Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
June 30, 2015 (Continued)

security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the Adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Cane Alternative Strategies Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
June 30, 2015 (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2015 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$1,168,073	$—	$—	$1,168,073
U.S. Government & Agency	—	1,996,876	—	1,996,876
Short-Term Investments	4,228,506	1,197,980	—	5,426,486
Total	$5,396,579	$3,194,856	$—	$8,591,435

The Fund did not hold any Level 3 securities during the period ended June 30, 2015.

There were no transfers into or out of Level 1, Level 2, and Level 3 during the period ended June 30, 2015.

It is the Fund’s policy to record transfers into or out of any Level at the end of the reporting period.

*	Please refer to the Consolidated Portfolio of Investments for Industry Classification.

Consolidation of Subsidiaries – CAS Fund Limited (“CAS”) – In order to achieve its investment objectives, the Fund invests up to 25% of its total assets (measured at the time of purchase) in a wholly-owned subsidiary, CAS, incorporated under the laws of the Cayman Islands. CAS acts as an investment vehicle in order to enter into certain investments for the Fund consistent with its investment objectives and policies specified in the Fund’s Prospectus and Statement of Additional Information. The consolidated financial statements of the Fund include the investment activity and financial statements of CAS. All intercompany balances and transactions have been eliminated in consolidation.

For tax purposes, CAS is an exempted Cayman investment company. CAS has received an undertaking from the government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, CAS is a Controlled Foreign Corporation which generates and is allocated no income which is considered effectively connected with U.S. trade or business and as such is not subject to U.S. income tax. However, as a wholly-owned Controlled Foreign Corporation, CAS’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

Inception Date of	CAS Net Assets at	% Of Fund Net Assets at
CAS	June 30, 2015	June 30, 2015
8/29/2014	$1,608,197	19.34%

Swap Agreements – The Fund is subject to equity price risk, interest rate risk, credit risk, currency risk, counterparty risk and/or commodity risk in the normal course of pursuing its investment objective. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

CAS maintains short-term investments, up to 20% of the notional value of the swap, as collateral to secure its obligations under the swap. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. In order to maintain prudent risk exposure to the counterparty, the Adviser will reduce exposure to the counterparty whenever that exposure exceeds 10% of the net assets of the Fund for a period of one week or such lesser time as the Adviser may determine. If the Adviser determines that the counterparty presents an imprudent risk, the swap may be terminated in its entirety.

As of June 30, 2015 there were no open swap contracts and the $272,926 is an amount payable to the counterparty for the amount of loss on a closing transaction occurring on June 30, 2015. Additionally, the Fund has a $25,000 deposit with the counterparty related to an audit fee holdback to be released pending CFTC waiver of the requirement to audit the underlying managed futures fund which served as the reference performance measurement for the swap (see below). Based on experience, the Fund’s management has determined that it is more likely than not that this waiver will be granted.

Cane Alternative Strategies Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
June 30, 2015 (Continued)

Impact of Derivatives on the Statement of Operations – The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Operations for the period ended June 30, 2015:

Derivative Investment Type	Location of Gain/Loss on Derivative
Total Return Swap	Net realized gain on swaps

The following is a summary of the Fund’s realized gain on derivative investments recognized in the Consolidated Statement of Operations categorized by primary risk exposure for the period ended June 30, 2015:

Realized gain on derivatives recognized in the Consolidated Statement of Operations
		Total for the
		Period Ended
Derivative Investment Type	Various Risk *	June 30, 2015
Total Return Swaps	$555,432	$555,432

*	The Fund entered into transactions with Societe Generale to swap the performance of a managed futures fund, for which the Adviser served as the trading advisor, for a LIBOR based payment. The swap included exposure to derivatives on currencies, commodities, equities and interest rates.

The amounts of net realized gains on derivative instruments during the period as disclosed above and within the Consolidated Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions expected to be taken in the Fund’s 2015 tax return and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Dividends and Distributions to Shareholders – Dividends from net investment income if any, are declared and paid quarterly, and distributions from net realized capital gains, if any, are declared and paid annually. Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g. deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Cane Alternative Strategies Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
June 30, 2015 (Continued)

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Cane Capital Management, LLC serves as the Fund’s investment adviser. Pursuant to an investment advisory agreement with the Trust, on behalf of the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for this service and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.95% of the average daily net assets. For the period ended June 30, 2015, the Fund incurred management fees of $103,206.

The Adviser has contractually agreed to waive all or part of its management fees and/or reimburse expenses to limit Fund expenses (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)) at least until April 30, 2016, so that the total annual operating expenses of the Fund do not exceed 2.50%, 3.25%, and 2.25% of the average daily net assets for its Class A, Class C and Class I shares, respectively. Contractual waivers and expense payments may be recouped by the Adviser from the Fund, to the extent that overall expenses fall below the expense limitation, within three fiscal years of when the amounts were waived. During the period ended June 30, 2015, the Adviser waived fees and reimbursed expenses of $157,845. The Adviser’s ability to recoup this amount will expire June 30, 2018.

Distributor – The distributor of the Fund is Foreside Fund Services, LLC (the “Distributor”). The Trust has adopted, with respect to the Fund, the Trust’s Master Distribution and Shareholder Servicing Plan for the Fund’s Class A and Class C shares (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services. The Plans provide a monthly service and/or distribution fee that will be calculated by the Fund at an annual rate of 0.25% and 1.00% of the average daily net assets of Class A and Class C shares, respectively. No such fees are payable with respect to Class I. During the period ended June 30, 2015, the distribution fees accrued under the Plans amounted to $1,043 for Class A, Class C shares did not incur any fees.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A, Class C and Class I shares.

Gemini Fund Services, LLC (“GFS”) – GFS, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

In addition, certain affiliates of GFS provide services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

Cane Alternative Strategies Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
June 30, 2015 (Continued)

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the period ended June 30, 2015, amounted to $3,198,345 and $0, respectively.

5.	REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. For the period ended June 30, 2015, the Fund did not impose any redemption fees.

6.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)9 of the 1940 Act. As of June 30, 2015, Charles Schwab & Co., Inc., an account holding shares for the benefit of others in nominee name, held 80% of the voting securities of the Fund’s Class A shares. As of June 30, 2015, David Fontenot held 100% the voting securities of the Fund’s Class C shares. As of June 30, 2015, RRM I LLC., an account holding shares for the benefit of others in nominee name, held approximately 34% of the voting securities of the Fund’s Class I shares. The Fund has no knowledge as to whether any beneficial owner included in this nominee account holds more than 25% of the voting shares of either class.

7.	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Fund currently invests a portion of its assets in Fidelity Government Institutional Prime MM Fund (“Fidelity”). The Fund may redeem its investment from Fidelity at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of Fidelity. Fidelity is registered under the 1940 Act as an open-end management investment company. The financial statements of Fidelity, including the portfolio of investments, can be found at the Securities and Exchange Commission’s website and should be read in conjunction with the Fund’s financial statements. As of June 30, 2015, the percentage of the Fund’s net assets invested in Fidelity was 28.53%.

8.	TAX COMPONENTS OF CAPITAL

As of June 30, 2015, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed		Total
Ordinary	Long-Term	Unrealized	Accumulated
Income	Capital Gains	Depreciation	Earnings
$444,363	$221	$(33,107)	$411,477

The difference between book basis and tax basis accumulated net investment loss, accumulated net realized gain from swaps, and unrealized depreciation on investments is primarily attributable to return of capital distributions from a C-Corporation, adjustments for real estate investment trusts and the Fund’s holding in CAS Fund Limited.

Permanent book and tax differences, primarily attributable to the adjustments for real estate investment trusts, resulted in reclassifications for the period ended June 30, 2015 as follows:

Accumulated	Accumulated
Net Investment	Net Realized
Loss	Gain From Swaps
$(221)	$221

Cane Alternative Strategies Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
June 30, 2015 (Continued)

9.	SUBSEQUENT EVENTS

Subsequent events after the balance sheet date have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Northern Lights Fund Trust III
and the Shareholders of Cane Alternative Strategies Fund

We have audited the accompanying consolidated statement of assets and liabilities of Cane Alternative Strategies Fund (the “Fund”), including the consolidated portfolio of investments, as of June 30, 2015, and the related consolidated statements of operations and changes in net assets and the consolidated financial highlights for the period August 29, 2014 (commencement of operations) through June 30, 2015. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2015 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the consolidated financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Cane Alternative Strategies Fund as of June 30, 2015, and the results of its operations and changes in its net assets and its financial highlights for the period August 29, 2014 through June 30, 2015, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania
August 28, 2015

CANE ALTERNATIVE STRATEGIES FUND
DISCLOSURE OF FUND EXPENSES
June 30, 2015 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges and redemption fees; and (2) ongoing costs, including management fees; distribution and/or shareholder servicing fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period beginning January 1, 2015 through June 30, 2015.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending Account	Expenses Paid
	Account Value	Value	During Period*
	(1/1/15)	(6/30/15)	(1/1/15 to 6/30/15)
Actual
Class A	$1,000.00	$986.80	$12.32
Class C	$1,000.00	$982.30	$15.97
Class I	$1,000.00	$986.80	$11.08
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,012.40	$12.47
Class C	$1,000.00	$1,008.68	$16.19
Class I	$1,000.00	$1,013.64	$11.23

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratios of 2.50%, 3.25% and 2.25% for Class A, Class C and Class I, respectively, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

Cane Alternative Strategies Fund
SUPPLEMENTAL INFORMATION (Unaudited)
June 30, 2015

This chart provides information about the Trustees and Officers who oversee the Fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees. The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. The address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130 unless otherwise noted.

Name, Address* Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years
James U. Jensen 1944	Trustee	Since February 2012, Indefinite	Chief Executive Officer, ClearWater Law & Governance Group, LLC (an operating board governance consulting company) (since 2008); Of Counsel, Woodbury & Kesler (law firm, 2004-2008); Legal Consultant, Jensen Consulting (2004-2008).	32	Wasatch Funds Trust, (since 1986); Agricon Global Corporation, formerly Bayhill Capital Corporation (large scale farming in Ghana, West Africa) (since December 2007 to February 2014); Lifetime Achievement Fund, Inc. (February 2012 to April 2012).
Patricia Luscombe 1961	Trustee	Since January 2015, Indefinite	Managing Director of the Valuations and Opinions Group, Lincoln International LLC (since 2007).	32	None
John V. Palancia 1954	Trustee, Chairman	Trustee, since February 2012, Indefinite; Chairman of the Board since May 2014	Retired (since 2011); Formerly, Director of Global Futures Operations Control, Merrill Lynch, Pierce, Fenner & Smith, Inc. (1975-2011).	133	Northern Lights Fund Trust (since 2011); Northern Lights Variable Trust (since 2011); Lifetime Achievement Fund, Inc. (February 2012 to April 2012); Alternative Strategies Fund (since 2012)
Mark H. Taylor 1964	Trustee, Chairman of the Audit Committee	Since February 2012, Indefinite	Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (since 2009); John P. Begley Endowed Chair in Accounting, Creighton University (2002-2009); President, Auditing Section of the American Accounting Association (2012-2015); Former member of the AICPA Auditing Standards Board, AICPA ( 2008-2011).	133	Alternative Strategies Fund (since June 2010); Lifetime Achievement Fund, Inc. (February 2007 to April 2012); Northern Lights Fund Trust (since 2007); Northern Lights Variable Trust (since 2007).
Jeffery D. Young 1956	Trustee	Since January 2015, Indefinite	Retired (since 2014); Formerly Asst. Vice President - Transportation Systems, Union Pacific Railroad Company (1976-2014).	32	PS Technology, Inc. (2010-2013).

6/30/15-NLFT III-V1

Cane Alternative Strategies Fund
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
June 30, 2015

Officers of the Trust

Name, Address Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years
James P. Ash 80 Arkay Drive Hauppauge, NY 11788 1976	President	May 2015, indefinite	Senior Vice President, Gemini Fund Services, LLC (since 2012); Vice President, Gemini Fund Services, LLC (2011 - 2012); Director of Legal Administration, Gemini Fund Services, LLC (2009 - 2011); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).
Brian Curley 80 Arkay Drive Hauppauge, NY 11788 1970	Treasurer	February 2013, indefinite	Vice President, Gemini Fund Services, LLC (2015 to present), Assistant Vice President, Gemini Fund Services, LLC (April 2012 to December 2014); Senior Controller of Fund Treasury, The Goldman Sachs Group, Inc. (2008 – 2012); Senior Associate of Fund Administration, Morgan Stanley (1999 – 2008).
Eric Kane 80 Arkay Drive Hauppauge, NY 11788 1981	Secretary	Since November 2013, indefinite	Assistant Vice President, Gemini Fund Services, LLC (2014 to present), Staff Attorney, Gemini Fund Services, LLC (March, 2013 to July 2014), Law Clerk, Gemini Fund Services, LLC (October, 2009 to March, 2013), Legal Intern, NASDAQ OMX (January 2011 to September 2011), Hedge Fund Administrator, Gemini Fund Services, LLC (January 2008 to August 2008), Mutual Fund Accountant/Corporate Action Specialist, Gemini Fund Services, LLC (October 2006 to January 2008)
William Kimme 17605 Wright Street Omaha, NE 68130 1962	Chief Compliance Officer	February 2012, indefinite	Senior Compliance Officer of Northern Lights Compliance Services, LLC (since 2011); Due Diligence and Compliance Consultant, Mick & Associates (August, 2009-September 2011); Assistant Director, FINRA (January 2000-August 2009).

*	The address of each Trustee and officer is c/o Gemini Fund Services, LLC, 17605 Wright Street, Omaha, Nebraska 68130.

**	The “Fund Complex” includes the following registered management investment companies in addition to the Trust: Northern Lights Fund Trust, Northern Lights Fund Trust II, Northern Lights Fund Trust IV and Northern Lights Variable Trust.

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-855-382-6455.

6/30/15-NLFT III-V1

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST III

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

¡         Social Security number and income

¡         assets, account transfers and transaction history

¡         investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes – to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes – information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes – information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-888-339-4230

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

¡        open an account or give us contact information

¡        provide account information or give us your income information

¡        make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

¡        sharing for affiliates’ everyday business purposes—information about your creditworthiness

¡        affiliates from using your information to market to you

¡        sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ¡ Northern Lights Fund Trust III doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-525-2151 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-382-6455.

INVESTMENT ADVISER
Cane Capital Management, LLC
8440 Jefferson Hwy, Suite 402
Baton Rouge, LA 70809

ADMINISTRATOR

Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

DISTRIBUTOR

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

Item 2. Code of Ethics.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3)	Compliance with applicable governmental laws, rules, and regulations;
(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5)	Accountability for adherence to the code.

(c) Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii The Registrant’s board of trustees has determined that Mark H. Taylor is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Taylor is independent for purposes of this Item 3.

(a)(2) Not applicable.

(a)(3)   In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction.   At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity.   The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees
2015 – $14,500

(b)	Audit-Related Fees
2015 – None

(c)	Tax Fees

2015 – $2,500

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2015 - None

(e) (1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee
2015
Audit-Related Fees:	0.00%
Tax Fees:	0.00%
All Other Fees:	0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2015 - $2,500

(h) The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ James P. Ash

James P. Ash, Principal Executive Officer/President

Date 9/2/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ James P. Ash

James P. Ash, Principal Executive Officer/President

Date 9/2/15

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 9/2/15